Condensed Consolidated Interim Statements of Financial Position Q - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 691,331	$ 462,103
Digital intangible assets (includes $1,671.3 and $1,997.4 million measured at fair value)	3,186,098	2,547,581
Digital financial assets	369,649	359,665
Digital assets loan receivable, net of allowance	894,876	579,530
Investments	748,290	834,812
Assets posted as collateral	718,649	277,147
Derivative assets	134,907	207,653
Accounts receivable (includes $4.5 and $4.2 million due from related parties)	41,393	55,279
Digital assets receivable	2,668	53,608
Loans receivable	529,021	476,620
Prepaid expenses and other assets	39,898	26,892
Total current assets	7,356,780	5,880,890
Non-current assets
Digital assets receivable	3,397	7,112
Investments (includes $669.6 and $745.5 million measured at fair value)	863,653	808,694
Digital intangible assets	3,014	20,979
Loans receivable, non-current	6,675	0
Property and equipment, net	596,120	237,038
Other non-current assets	194,078	107,105
Goodwill	62,234	58,037
Total non-current assets	1,729,171	1,238,965
Total assets	9,085,951	7,119,855
Current liabilities:
Derivative liabilities	86,364	165,858
Accounts payable and accrued liabilities (includes $111.0 and $96.9 million due to related parties)	226,080	281,531
Digital assets borrowed	2,836,370	1,497,609
Payable to customers	16,324	19,520
Loans payable	348,214	510,718
Collateral payable	1,869,501	1,399,655
Other current liabilities	88,613	13,034
Total current liabilities	5,471,466	3,887,925
Non-current liabilities
Notes payable	725,571	845,186
Digital assets borrowed, non-current	8,564	0
Other non-current liabilities	256,132	192,392
Total non-current liabilities	990,267	1,037,578
Total liabilities	6,461,733	4,925,503
Stockholder’s equity
Unit holder’s capital	0	2,194,352
Additional paid in capital	1,173,808	0
Retained deficit	332,343	0
Noncontrolling interest	1,117,897	0
Equity, Including Portion Attributable to Noncontrolling Interest	2,624,218	2,194,352
Total stockholder’s equity	1,506,321	2,194,352
Total liabilities and stockholder’s equity	9,085,951	7,119,855
Class A Common Stock
Stockholder’s equity
Common stock, par value $0.01 per share, 1,000 shares authorized, 100 shares issued and outstanding	170	0
Convertible Class B Common Stock
Stockholder’s equity
Common stock, par value $0.01 per share, 1,000 shares authorized, 100 shares issued and outstanding	$ 0	$ 0